FINANCE COSTS	12 Months Ended
Dec. 31, 2020
FINANCE COSTS [abstract]
Disclosure of finance costs

8.        FINANCE COSTS

	2018	2019	2020

Interest on bank loans	139	114	51
Interest on other loans	5,280	5,631	5,579
Interest on lease liabilities	-	348	399
Other borrowing costs	21	26	8

Total borrowing costs	5,440	6,119	6,037

Less: Amount capitalized in property, plant and equipment (note 14)	(2,838)	(3,048)	(2,483)

	2,602	3,071	3,554
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,560	2,794	2,636

	5,162	5,865	6,190

During the year ended December 31, 2020, the effective interest rates used to determine the amount of related borrowing costs for capitalization varied from 0.7% to 7.875% (2019: 0.7% to 7.875%, 2018: from 0.95% to 7.875%) per annum.